Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Discontinued Operations
Discontinued Operations

7. Discontinued Operations

Under ASC 205-20, Discontinued Operations (“ASC 205-20”), our retained and operated amenities classified as assets held for sale qualified as discontinued operations and the respective results of operations are required to be reported separately from continuing operations in the accompanying unaudited consolidated statements of operations.  We had no amenities assets held for sale at either September 30, 2013 or December 31, 2012.

During May 2012, we sold a sports amenity club for $5.5 million (excluding closing costs) and recorded a pretax profit of $2.3 million.  During August 2012, we sold a sports amenity club for $5.9 million and recorded a pretax profit of $2.0 million.

The results from our discontinued operations are summarized in the table below.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)

Revenues	$—	$290	$—	$2,177
Income from discontinued operations before income taxes	$—	$31	$—	$195
Income tax expense	—	(14)	—	(77)
Income from discontinued operations, net of tax	$—	$17	$—	$118
Gain on sale of discontinued operations before income taxes	$—	$1,993	$—	$4,265
Income tax expense	—	(801)	—	(1,677)
Gain on sale of discontinued operations, net of tax	$—	$1,192	$—	$2,588

8. Discontinued Operations

        Under ASC 205-20, Discontinued Operations (ASC 205-20), our retained and operated amenities classified as assets held for sale qualify as discontinued operations and the respective results of operations are required to be reported separately from continuing operations. Accordingly, we have reported the results of operations, including any gain (loss) on sale, of our discontinued operations, in the accompanying consolidated statements of operations.

        In May 2012, we sold a sports amenity club for $5.5 million (excluding closing costs) and recorded a pretax profit of $2.3 million. In August 2012, we sold a sports amenity club for $5.9 million and recorded a pretax profit of $2.0 million.

        In September 2011, the Company sold its 51% investment in a golf amenity club for $11.0 million (excluding closing costs) and recorded a pretax gain of $0.81 million. In November 2011, the Company sold a golf amenity club for $4.8 million (excluding closing costs) and recorded a pretax gain of $0.03 million.

        The following summarizes the assets and liabilities of property held for sale in the accompanying consolidated balance sheets:

	December 31,
	2012	2011
	(In Thousands)
Notes and accounts receivable, net of allowance of $0 and $451, respectively	$—	$146
Property and equipment, net	—	6,077
Other assets	—	93

Total assets of discontinued operations	$—	$6,316

Accounts payable and other liabilities	$—	$1,741
Customer deposits	—	17

Total liabilities of discontinued operations	$—	$1,758

        The results from discontinued operations were as follows:

	Year Ended December 31,
	2012	2011
	(In Thousands)
Revenue	$2,177	$13,931
Income from discontinued operations	195	2,412
Gain on sale of facility	4,265	835
Income tax expense	(1,754)	(1,259)
Net gain from discontinued operations	2,706	1,988